TABLE OF CONTENTS

   USAA Family of Funds                                            1
   Message from the President                                      2
   Investment Review                                               4
   Message from the Managers                                       5
   Financial Information:
      Distributions to Shareholders                                9
      Independent Auditors' Report                                10
      Statement of Assets and Liabilities                         11
      Portfolio of Investments in Securities                      12
      Notes to Portfolio of Investments in Securities             25
      Statement of Operations                                     26
      Statements of Changes in Net Assets                         27
      Notes to Financial Statements                               28


                         IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

                  USAA Investment Management Company
                  Attn: Report Mail
                  9800 Fredericksburg Road
                  San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Growth Strategy Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)1997, USAA. All rights reserved.



                  USAA Family of Funds Performance Summary

If you own only one or two USAA funds, you may not be aware of the performance of our other funds. This summary is a snapshot of the performance of all 33 funds by investment objective as of June 30, 1997.



                                                              Average Annual Total Return(%)*
           Investment                   Inception                                                Since
            Objective                     Date         1 yr         5 yrs        10 yrs        Inception
            ---------                     ----         ----         -----        ------        ---------
  Capital Appreciation
  ====================
  Aggressive Growth                     10/19/81       -1.72        18.38         10.88           -
  Emerging Markets(1)                    11/7/94       15.35         -             -             10.25
  Gold(1)                                8/15/84      -22.26         3.54         -4.75           -
  Growth                                  4/5/71       21.60        16.94         11.97           -
  Growth & Income                         6/1/93       31.29         -             -             18.53
  International(1)                       7/11/88       21.81        15.39          -             11.77
  S&P 500 Index(4)(+)                     5/1/96       34.59         -             -             33.24
  World Growth(1)                        10/1/92       21.85         -             -             15.50

  Asset Allocation
  =================
  Balanced Strategy(1)                    9/1/95       22.38         -             -             15.48
  Cornerstone Strategy(1)                8/15/84       20.45        14.33          9.22           -
  Growth and Tax Strategy(2)**           1/11/89       15.72        11.23          -             10.45
  Growth Strategy(1)                      9/1/95       15.37         -             -             21.37
  Income Strategy                         9/1/95       14.48         -             -             10.36

  Income - Taxable
  ================
  GNMA                                    2/1/91        9.37         6.85          -              7.67
  Income                                  3/4/74        8.21         7.44          9.45           -
  Income Stock                            5/4/87       20.77        14.21         12.89           -
  Short-Term Bond                         6/1/93        7.71         -             -              5.69

  Income - Tax Exempt
  ===================
  Long-Term(2)**                         3/19/82        9.22         6.71          8.09           -
  Intermediate-Term(2)**                 3/19/82        8.20         6.76          7.54           -
  Short-Term(2)**                        3/19/82        5.50         4.80          5.59           -
  California Bond(2)**                    8/1/89        8.90         7.13          -              7.58
  Florida Tax-Free Income(2)**           10/1/93        9.79         -             -              4.29
  New York Bond(2)**                    10/15/90        8.86         6.46          -              8.31
  Texas Tax-Free Income(2)**              8/1/94       10.37         -             -              9.24
  Virginia Bond(2)**                    10/15/90        8.50         6.93          -              8.08

  Money Market
  ============
  Money Market(3)                         2/2/81        5.28         4.48          5.80           -
  Tax Exempt Money Market(2),(3)**        2/6/84        3.36         3.04          4.15           -
  Treasury Money Market Trust(3)          2/1/91        5.13         4.28          -              4.38
  California Money Market(2),(3)**        8/1/89        3.29         2.94          -              3.62
  Florida Tax-Free Money Market(2),(3)** 10/1/93        3.26         -             -              3.04
  New York Money Market(2),(3)**        10/15/90        3.21         2.82          -              3.08
  Texas Tax-Free Money Market(2),(3)**    8/1/94        3.31         -             -              3.33
  Virginia Money Market(2),(3)**        10/15/90        3.22         2.87          -              3.20



Non-deposit investment products offered by USAA Investment Management Company are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, including possible loss of the principal amount invested.

For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

1 Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

2 Some income may be subject to state or local taxes or the federal alternative minimum tax.

3 An investment in a money market fund is neither insured nor guaranteed by the U.S. government and there is no assurance that any of the funds will be able to maintain a stable net asset value of $1 per share.

4 S&P 500(Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use. The product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the product.

* Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.
** IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax-exempt. California, Florida, New York, Texas, and Virginia funds available to residents only.
+  Includes account maintenance fee through December 31, 1996.


MESSAGE FROM THE PRESIDENT

I HAVE A FEELING
  THAT WE WILL REMEMBER 1997

[Photograph of President, Michael J.C. Roth appears here]

The year began with an atmosphere of looking over your shoulder. The market had risen about 61% in two years and all history told us that was unusual. Then it advanced another 10% in January and February, before it encountered a loss of confidence. By April it had lost all of the advance for this year(1) and it felt so shaky that I sent shareholders a letter encouraging them to remember how important we think asset allocation is in establishing your level of risk. But by the time that letter arrived in early May the market was again setting record highs. Indeed, one shareholder wrote me asking, "Why did you send this letter?"

The market has now driven upward to a return of 20% for the year, but as I write this, it has fallen 192 points on the Dow; its second worst one-day decline in points.

It would not be unusual if the market were to finish 1997 with a return well below that of '95 and '96. We believe that the long-term return on the stock market is around 10% to 12%.(2) Years such as '95 and '96 are necessary to achieve such a long-term record, but by themselves they are exceptional. It is important that investors have a position in stocks, but the risk that such a position carries should, for most people, be offset by holding some different assets including fixed income securities. Most of the funds in the USAA Investment Trust are structured like that.

The Roth family will remember 1997 for another reason. We have a new granddaughter, Katharine Sophia Broyles, who was born on January 3. She now has an InveStart(Registered Trademark) account in the Cornerstone Strategy Fund, our oldest asset strategy fund. I am confident that our monthly additions to that account has the potential to build a meaningful college fund for her, regardless of what 1997 serves up.

Sincerely,


Michael J.C. Roth
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD


Past performance is no guarantee of future results.

A systematic plan, such as InveStart, does not assure a profit or protect against loss in declining markets. Since such a plan involves continuous investment in securities regardless of fluctuating price levels, you should consider your financial ability to continue purchases through periods of low and high price levels.

(1) S&P 500 Index is an unmanaged index representing the average performance of a group of 500 widely held publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

(2) Source: (Copyright) Computed using data from Stocks, Bonds, Bills & Inflation 1997 Yearbook(TM), Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex Sinquefield). Used with permission. All rights reserved.

For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses please call for a prospectus. Read it carefully before you invest.



                                INVESTMENT REVIEW

GROWTH STRATEGY FUND

OBJECTIVE: To seek a high total return, with reduced risk over time, through an asset allocation strategy that emphasizes capital appreciation and, secondarily, income.

                                                       5/31/97         5/31/96

        Net Assets................................ $193.9 MILLION  $87.2 MILLION
        Net Asset Value Per Share.................     $13.10          $12.74

        AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/97
        1 Year............................................................ 7.73%
        Since inception on September 1, 1995..............................19.82%


[A graph is shown here which is a comparison of the change in value of a $10,000 investment, for the period of 9/1/95 to 5/31/97, with dividends and capital gains reinvested. The ending value of each item graphed is as follows: USAA Growth Strategy Fund - $13,763 and the S&P 500 Index - $15,684.]


The graph illustrates how a $10,000 hypothetical investment in the USAA Growth Strategy Fund compares to the S&P 500 Index, an unmanaged index representing the average performance of a group of 500 widely held publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment
has been made for taxes payable by shareholders on   their   reinvested  income
dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.


                         MESSAGE FROM THE MANAGERS

(PHOTOGRAPH OF PORTFOLIO MANAGERS APPEARS HERE:
Seated L to R: David G. Parsons, CFA (Allocation Manager, Large Cap Stocks), W. Travis Selmier, II, CFA (International Stocks), David G. Peebles, CFA (International Stocks); Standing L to R: Albert C. Sebastian, CFA (International Stocks), Eric M. Efron, CFA (Small Cap Stocks), Pamela K. Bledsoe, CFA (Money Market Instruments), Paul H. Lundmark, CFA (Bonds), and John K. Cabell, Jr., CFA (Small Cap Stocks).

FUND OVERVIEW
Through an asset allocation strategy encompassing domestic and international stocks as well as bonds, the Growth Strategy Fund seeks to remove the growth investor's asset allocation burden.

LARGE CAPITALIZATION STOCKS
The large capitalization sector of the Fund is essentially an out-of-favor growth portfolio. We primarily buy growth companies that have been sacked by the market due to temporary problems. Consequently, over the course of the fiscal year, we have made substantial commitments to companies within the semiconductor, semiconductor capital equipment, computer networking, biotechnology, and medical device industries. Each company was purchased when it was unpopular and we consider all of them to be growth instruments. In part, we funded the above purchases by halving our energy positions, reducing tobacco, and eliminating gold. For the year, technology stocks generally outperformed the market; tobacco and energy slightly underperformed; healthcare significantly underperformed and gold was down. Large capitalization stocks comprised 32% of the Fund's net assets on May 31, 1997.


SMALL CAPITALIZATION STOCKS
The small capitalization sector of the Fund continues to invest primarily in rapidly growing companies with market capitalizations of less than $1 billion. Prime investment opportunities include companies that take advantage of significant long-term social and economic trends. Forward-looking, small-to-midsize companies tend to be less bureaucratic and tradition-bound than their larger counterparts, putting them in a superior position to respond to change and to innovate. In order to take early advantage of these investment opportunities, the small capitalization sector participates actively in initial public offerings (IPOs). Major areas of concentration remain in the software, healthcare, specialty retail, telecommunications, and energy-related industries.

Over the fiscal year that ended on May 31, this sector was down, reflecting a hostile investment climate for small capitalization stocks in general. High-growth, high price-to- earnings, small capitalization equities, in which the sector concentrates its holdings, were hit particularly hard during this period. This followed outstanding performance in the preceding year. In April and May of 1997, the small stocks began to perform better, which may indicate a change in sentiment is underway. At the end of the reporting period, the small capitalization sector accounted for 29% of the Fund's net assets.

INTERNATIONAL STOCKS
The international equity sector of the Fund produced a very good return versus international indices, but below that of the S&P 500 Index.(1) We increased our exposure to European stocks, which began to benefit from stronger, export led economic growth, and corporate restructurings. In Japan, some political stability has returned and the economy has improved. However, problems in the banking system, rising interest rates, and equity valuations above levels in other developed markets have caused us to maintain an underweighted position. Emerging markets have shown some rebound since the beginning of the year, with Latin American and Eastern European markets showing strong performance against mixed Asian Markets. International stocks comprised 20% of the Fund's net assets on May 31, 1997.

BONDS
The bond component of the Fund is included to lower volatility and provide current income. Our philosophy toward buying bonds is as follows: no one can consistently predict whether interest rates are heading up or down over time. As a result, you will not see us dramatically change the maturity of the portfolio from one reporting period to the next. Instead, we earn our management fee by constantly looking for bonds that represent good value in terms of income and total return no matter where interest rates are headed. At the present time, our bond holdings consist primarily of mortgage-backed securities and BBB-rated corporates.

Within the Fund's bond portion, the best performing holdings were: First USA,(2) Kmart, Caremark,(2) and Great Atlantic & Pacific. Our investments in treasuries had a detrimental impact on performance and have subsequently been eliminated from the portfolio.

We wish we had a crystal ball to foretell where interest rates were headed. Since we don't, the best way we can provide value to you is by continuing with our strategy of buying securities that will provide attractive yields and returns over a long time horizon. Bonds comprised 19% of the Fund's assets on May 31, 1997.

MONEY MARKET INSTRUMENTS
With the Fund's emphasis on growth, this investment category is used for the temporary investment of cash prior to transitioning into more permanent investments in stocks and bonds. It can also serve as a liquidity reserve when needed. Investments are made in the highest quality money market instruments, usually U.S. Government Agencies' obligations. Money market instruments constituted less than 1% of the Fund's net assets on May 31, 1997.

PERFORMANCE
During the 12 months ended May 31, 1997, the Fund returned 7.73%. This lagged the performance of the S&P 500 Index. The main problems were in the small capitalization sector which was down, the large capitalization sector which underperformed the S&P 500 Index, and bonds which chronically fall short of stocks in bull markets. Nevertheless, the managers of the Fund believe that over the course of a market cycle this collection of management styles and assets will provide a vehicle with competitive returns and less volatility than the average growth fund.

(1) The S&P 500 Index is an unmanaged index representing the average performance of a group of 500 widely held publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

(2) Sold out prior to end of the reporting period.


   TOP 10 EQUITY HOLDINGS
      (% OF NET ASSETS)

   PHARMACIA & UPJOHN                    2.5
   PHILIP MORRIS                         1.6
   RJR NABISCO HOLDINGS                  1.6
   MICRON TECHNOLOGY                     1.4
   CISCO SYSTEMS                         1.2
   MOTOROLA                              1.1
   3COM                                  1.0
   CASCADE COMMUNICATIONS                1.0
   CNF TRANSPORTATION                    1.0
   U. S. SURGICAL                        1.0


   TOP 10 INDUSTRIES
   (% OF NET ASSETS)

   HEALTHCARE RELATED                   12.0
   ELECTRONICS RELATED                  11.4
   TELECOMMUNICATIONS RELATED            8.7
   OIL RELATED                           7.9
   BANK RELATED                          5.0
   RETAIL RELATED                        4.9
   TOBACCO                               4.2
   COMPUTER SOFTWARE & SERVICES          4.0
   SPECIALIZED SERVICES                  4.0
   REAL ESTATE INVESTMENT TRUSTS         2.9



[A pie chart is shown here depicting the Asset Allocation as of May 31, 1997 for the USAA Growth Strategy Fund to be: Money Market Instruments - .3%*, Bonds - 19.0%*, International Stocks - 19.8%*, Small Cap Stocks 28.5%* and Large Cap Stocks - 32.2%*.]

* Percentages are of the Net Assets in the Portfolio and may or may not equal 100%.


Foreign investing is subject to additional risks which are discussed in the Fund's prospectus. Since return on any investment is generally commensurate with risk, investors should be aware of the potential volatility associated with foreign markets.


See page 12 for a complete listing of the Portfolio of Investments in Securities.


                      DISTRIBUTIONS TO SHAREHOLDERS

The following per share information describes the federal tax treatment of distributions made during the fiscal year ended May 31, 1997. These figures are provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Distributions for the calendar year will be reported to you on Form 1099-DIV in January 1998.

                           Ordinary income                     $.56 *
                                                               ====

21.61% of ordinary income distributions qualify for deduction by corporations.


* Includes distribution of short-term capital gains, if any, which are taxable as ordinary income.


                      INDEPENDENT AUDITORS' REPORT

The Shareholders and the Board of Trustees
USAA INVESTMENT TRUST:

We have audited the accompanying statement of assets and liabilities and portfolio of investments in securities of the Growth Strategy Fund of USAA Investment Trust as of May 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for the year ended May 31, 1997 and the nine-month period ended May 31, 1996, and the financial highlights information presented in note 8 to the financial statements for the year ended May 31, 1997 and the nine-month period ended May 31, 1996. These financial statements and the financial highlights information are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights information referred to above present fairly, in all material respects, the financial position of the Growth Strategy Fund of USAA Investment Trust as of May 31, 1997, the results of its operations for the year then ended, the changes in its net assets for the year ended May 31, 1997 and the nine-month period ended May 31, 1996, and the financial highlights information for the year ended May 31, 1997 and the nine-month period ended May 31, 1996, in conformity with generally accepted accounting principles.


                                                  KPMG PEAT MARWICK LLP

San Antonio, Texas
July 9, 1997

Growth Strategy Fund
Statement of Assets and Liabilities
(In Thousands)

May 31, 1997


Assets
   Investments in securities, at market value (identified cost of $171,518)                  $  193,506
   Cash                                                                                             121
   Cash denominated in foreign currencies (identified cost of $186)                                 185
   Receivables:
      Capital shares sold                                                                           474
      Dividends and interest                                                                        782
      Securities sold                                                                             4,947
                                                                                             ----------
         Total assets                                                                           200,015
                                                                                             ----------
Liabilities
   Securities purchased                                                                           5,717
   Unrealized depreciation on foreign currency contracts held, at value                               1
   Capital shares redeemed                                                                          201
   USAA Investment Management Company                                                               118
   USAA Transfer Agency Company                                                                      42
   Accounts payable and accrued expenses                                                             15
                                                                                             ----------
         Total liabilities                                                                        6,094
                                                                                             ----------
            Net assets applicable to capital shares outstanding                              $  193,921
                                                                                             ==========
Represented by:
   Paid-in capital                                                                           $  172,448
   Accumulated undistributed net investment income                                                1,057
   Overdistributed net realized gain on investments                                              (1,570)
   Net unrealized appreciation of investments                                                    21,988
   Net unrealized depreciation on foreign currency translations                                      (2)
                                                                                             ----------
            Net assets applicable to capital shares outstanding                              $  193,921
                                                                                             ==========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                               14,800
                                                                                             ==========
   Net asset value, redemption price, and offering price per share                           $    13.10
                                                                                             ==========


See accompanying notes to financial statements.

Growth Strategy Fund
Portfolio of Investments in Securities

May 31, 1997
                                            Market
    Number                                   Value
   of Shares           Security              (000)
   ---------           --------             ------

            International Stocks (19.8%)
              Argentina (0.2%)
      4,900   Disco S.A. ADS *              $   165
      2,160   IRSA Inversiones y
                Representaciones S.A. GDS        85
     11,000   Quilmes Industrial (Quinsa)
                S.A. ADS                        128
                                            -------
                                                378
                                            -------

              Australia (0.4%)
     20,000   Broken Hill Proprietary Co. Ltd.  287
     30,000   CSL Ltd.                          184
     40,000   Pasminco Ltd.                      82
     36,787   Village Roadshow Ltd.
                (Preferred)                      94
     24,300   Woodside Petroleum Ltd.           205
                                            -------
                                                852
                                            -------

              Austria (0.6%)
        530   Austria Mikro Systeme
                International AG                 41
      3,800   Boehler Uddeholm AG               287
      7,757   VA Stahl AG                       350
      2,250   VA Technologie AG                 398
                                            -------
                                              1,076
                                            -------

              Belgium (0.3%)
        420   Colruyt S.A.                      169
      4,000   Union Miniere S.A. *              322
                                            -------
                                                491
                                            -------

              Brazil (0.7%)
  6,730,000   Companhia Energetica de Minas
                Gerais (Cemig) (Preferred)      308
     11,000   Multicanal Participacoes S.A.
                ADS (Preferred) *               128
  1,200,000   Petroleo Brasileiro S.A.
                (Preferred)                     287
  3,100,000   Telebras PN (Preferred)           428
      8,200   Uniao de Bancos Brasileiros
                S.A. (Unibanco) GDR *           283
                                            -------
                                              1,434
                                            -------

              Canada (1.3%)
      6,500   Alliance Forest Products, Inc.*   157
     17,600   Anderson Exploration Ltd. *       233
     78,000   Beau Canada Exploration Ltd. *    193
      9,800   Canadian National Railway Co.     409
     21,100   Canadian Occidental
                Petroleum Ltd.                  477
     21,400   Gulf Canada Resources Ltd. *      194
     32,000   National Bank of Canada           376
     12,000   OSF, Inc. *                       108
      3,000   St. Laurent Paperboard, Inc. *     48
     14,000   Suncor, Inc.                      347
                                            -------
                                              2,542
                                            -------

              Chile (0.2%)
      2,000   Madeco S.A. ADS                    51
      8,000   Maderas y Sinteticos S.A. ADS     124
      3,000   Sociedad Quimica y Minera
                de Chile S.A. ADS               195
                                            -------
                                                370
                                            -------

              China (0.1%)
     45,000   New World Infrastructure Ltd. *   140
                                            -------

              Colombia (0.1%)
      7,000   Banco de Colombia GDS              42
                                            -------

              Czech Republic (0.1%)
      2,800   Komercni Banka A.S. GDR            68
        800   SPT Telecom A.S. *                 74
                                            -------
                                                142
                                            -------

              Denmark (0.7%)
      4,800   Carli Gry International A/S       287
      7,000   ISS International Service
                System A/S "B" *                232
      2,260   Novo Nordisk A/S "B"              242
     12,500   SAS Danmark A/S                   128
      3,000   Tele Danmark A/S "B"              147
      9,400   Tele Danmark A/S ADS              233
      6,100   Unidanmark A/S                    319
                                            -------
                                              1,588
                                            -------

              Egypt (0.1%)
      4,400   Suez Cement Co. S.A.E. GDS *       81
                                            -------

              Finland (0.4%)
      8,300   Nokia Corp. ADS                   548
      1,820   Raision Tehtaat                   148
                                            -------
                                                696
                                            -------

              France (1.1%)
      1,000   Accor S.A.                        138
     10,700   Bouygues Offshore S.A. ADR *      134
      9,800   Coflexip ADS *                    279
     14,000   Elf Aquitaine ADS                 730
      3,400   Eramet Group                      170
      1,100   Essilor International             279
      3,400   Louis Dreyfus Citrus *            123
        830   Pathe S.A. *                      191
      4,000   Valeo S.A.                        237
                                            -------
                                              2,281
                                            -------

              Germany (0.8%)
      5,900   Leica Camera AG *                 159
      6,800   Pfeiffer Vacuum Technology
                AG ADS *                        154
     20,000   Rofin-Sinar Technologies, Inc. *  310
      1,200   SAP AG                            214
      1,100   SAP AG (Preferred)                200
      7,440   Veba AG                           420
                                            -------
                                              1,457
                                            -------

              Hong Kong (0.3%)
    205,000   Amoy Properties Ltd.              233
     11,000   Asia Satellite Telecommunications
                Holdings Ltd. ADR               304
    101,000   Cosco Pacific Ltd.                144
                                            -------
                                                681
                                            -------

              Hungary (0.1%)
     10,000   Mol Magyar Olay Es
                Gazipari GDS                    187
                                            -------

              India (0.2%)
     10,000   Arvind Mills Ltd. GDS              49
      5,250   Hindalco Industries Ltd. GDR      173
      5,500   Larsen & Toubro Ltd. GDR           73
      8,300   Videsh Sanchar Nigam Ltd. GDR *   171
                                            -------
                                                466
                                            -------

              Indonesia (0.2%)
     31,500   PT Astra International, Inc.      121
    141,750   PT Bank Dagang Nasional
                Indonesia                       153
     20,250   PT Bank Dagang Nasional
                Indonesia Warrants *              8
     26,000   PT HM Sampoerna                   105
     24,000   PT Jaya Real Property              34
     18,500   PT Modern Photo Film               67
                                            -------
                                                488
                                            -------

              Israel (0.4%)
      5,100   Blue Square - Israel Ltd. ADS *    89
     10,400   ECI Telecommunications Ltd.       240
      1,200   Koor Industries Ltd. ADS           21
      6,500   Teva Pharmaceutical Industries
                Ltd. ADR                        390
                                            -------
                                                740
                                            -------
              Italy (0.5%)
      4,800   Eni S.p.A. ADS                    244
      2,300   Fila Holdings S.p.A. ADS           98
      9,293   Instituto Bancario San Paulo
                di Torino S.p.A.                 58
     10,300   Instrumentation Laboratory
                S.p.A. ADS *                     41
      6,400   SAES Getters S.p.A. ADR            58
    304,000   SEAT S.p.A. *                      90
    152,000   SEAT S.p.A. Savings *              29
    110,000   STET S.p.A.                       432
                                            -------
                                              1,050
                                            -------

              Japan (2.9%)
     13,000   Bridgestone Corp.                 294
     19,000   Canon, Inc.                       481
     11,000   Daibiru Corp.                     135
     24,000   Hitachi Ltd.                      256
     11,000   Honda Motor Co. Ltd.              323
      6,000   Hoya Corp.                        273
      5,000   Ito-Yokado Co. Ltd.               285
      3,000   Kyocera Corp.                     216
     12,900   Laox Co. Ltd.                     193
     40,000   Minebea Co. Ltd.                  392
     30,000   Mitsubishi Heavy Industries Ltd.  216
     11,000   Namco                             385
        800   Nippon Television Network         319
     81,000   NKK Corp.                         159
     21,000   Nomura Securities Co. Ltd.        249
          7   NTT Data Communications
                Systems Corp.                   257
     27,000   Shiseido Co. Ltd.                 394
     30,000   Terumo Corp.                      528
      3,000   Tostem Corp.                       80
              MBL International Finance
                (Bermuda) Trust, Convertible
                Notes, $200,000 par, 3.00%,
                11/30/02                        210
                                            -------
                                              5,645
                                            -------

              Korea (0.1%)
      5,043   Korea Electric Power Corp.        156
      1,341   Samsung Electronics Co. Ltd.      131
                                            -------
                                                287
                                            -------

              Malaysia (0.2%)
     18,000   Edaran Otomobil Nasional
                Bhd                             157
     20,000   Telekom Malaysia Bhd              148
                                            -------
                                                305
                                            -------

              Mexico (0.6%)
     89,000   Controladora Comercial
                Mexicana, S.A. de C.V.           71
      1,800   Controladora Comercial
                Mexicana, S.A. de C.V. GDR       29
      9,599   Desc, Sociedad de Fomento
                Industrial, S.A. de C.V. ADS$   255
      8,700   Empresas Ica Sociedad
                Controladora, S.A.
                de C.V. ADR                     126
     14,000   Panamerican Beverages, Inc. "A"   406
     14,000   Tubos de Acero de Mexico,
                S.A. ADS *                      245
                                            -------
                                              1,132
                                            -------

              Netherlands (0.8%)
      2,800   Akzo Nobel N.V.                   372
      3,940   EVC International N.V.            111
      8,500   ING Group N.V.                    375
      2,250   Oce-van der Grinten N.V.          293
      3,500   Philips Electronics N.V.          196
     10,300   Verenigd Besit VNU                233
                                            -------
                                              1,580
                                            -------

              Norway (0.3%)
     76,000   Christiania Bank og Kreditkasse   261
     17,000   Nycomed ASA                       233
      8,400   Schibsted ASA                     157
                                            -------
                                                651
                                            -------

              Peru (0.1%)
      4,700   Telefonica del Peru S.A. "B" ADS  119
                                            -------

              Philippines (0.1%)
      3,600   Metropolitan Bank and Trust Co.    81
    300,000   SM Prime Holdings, Inc.            86
                                            -------
                                                167
                                            -------

              Poland (0.1%)
     14,400   Elektrim S.A.                     129
     13,000   Polifarb-Cieszyn S.A.              73
                                            -------
                                                202
                                            -------

              Portugal (0.6%)
     20,000   Banco Totta E Acores S.A.         285
     23,800   Cimentos de Portugal S.A.         523
     10,400   Portugal Telecom S.A. ADS         400
                                            -------
                                              1,208
                                            -------

              Russia (0.1%)
      6,300   RAO Gazprom ADR                   113
                                            -------

              Singapore (0.3%)
    200,000   Kay Hian James Capel
                Holdings Ltd.                   190
     28,000   Overseas Union Bank Ltd.          192
     30,000   Singapore Land Ltd.               153
                                            -------
                                                535
                                            -------

              South Africa (0.3%)
      5,580   Ellerine Holdings Ltd.             36
      4,486   Foodcorp Ltd.                      34
     25,000   Gencor Ltd.                       110
     40,000   Malbak Ltd.                        58
     15,105   New Clicks Holdings Ltd.           17
      7,000   South African Breweries Ltd.      197
      6,596   South African Druggists Ltd.       49
                                            -------
                                                501
                                            -------

              Spain (0.6%)
      9,648   Autopistas del Mare Nostrum S.A.  139
      6,000   Corporacion Bancaria
                de Espana S.A.                  299
      1,500   Corporacion Mapfre, S.A.           80
      6,000   Telefonica de Espana S.A. ADR     524
      7,706   Vallehermoso S.A.                 195
                                            -------
                                              1,237
                                            -------

              Sweden (0.5%)
     11,920   Autoliv, Inc. SDR *               451
     12,900   NK Cityfastigheter AB *            89
      3,600   Nordbanken AB                     112
     12,900   Volvo AB                          357
                                            -------
                                              1,009
                                            -------

              Switzerland (1.1%)
         80   Ares-Serono Group S.A.            109
        461   Novartis AG                       625
      2,700   Oerlikon Buhrle AG *              313
        700   Selecta Group *                   111
        180   SGS Group AG                      398
        720   Sulzer AG P.C.                    566
     14,200   Tag Heuer International
                S.A. ADR *                      202
                                            -------
                                              2,324
                                            -------

              Taiwan (0.3%)
    205,000   China Steel Corp.                 216
    126,474   Far East Department Store *       186
     60,000   Microtek International, Inc. *    161
                                            -------
                                                563
                                            -------

              Thailand (0.1%)
      9,000   Bank Of Ayudhya Public Co. Ltd.    19
     18,000   Finance One Public Co. *            5
                                            -------
                                                 24
                                            -------

              Turkey (0.1%)
    340,000   Erciyas Biracilik Ve Malt
                Sanayi A.S.                      25
  1,800,000   Olmuksa Mukavva Sanayi Ve
                Ticaret A.S.                     52
  2,031,527   Yapi Ve Kredi Bankasi A.S.         48
                                            -------
                                                125
                                            -------

              United Kingdom (1.6%)
    102,000   Avis Europe plc *                 219
     22,000   Cadbury Schweppes plc             197
     60,000   Cookson Group plc                 231
     73,700   Corporate Services Group plc      218
     11,300   DFS Furniture Co. plc             111
      4,000   Doncasters plc ADS *               89
      1,700   Dr. Solomon's Group plc ADR *      34
     34,000   Harvey Nichols plc                157
     46,000   Medeva plc                        206
     36,000   National Westminster Bank plc     440
     12,500   Northern Ireland Electricity plc   83
     21,500   Reuters Holdings plc              241
     30,000   Safeway plc                       177
    105,000   Tomkins plc                       456
      1,000   Vodafone Group plc ADR             45
     85,000   WPP Group plc                     333
                                            -------
                                              3,237
                                            -------

              Venezuela (0.1%)
      3,700   Compania Anonima Nacional
                Telefonos De Venezuela ADS *    137
    700,000   Corimon C.A. S.A.C.A *             13
                                            -------
                                                150
                                            -------

              Other Holdings (0.1%)
     90,000   Central European Growth
                Fund plc                         99
                                            -------

              Total international stocks
                (cost: $32,795)              38,395
                                            -------



        Small Cap Stocks (28.5%)
              Aerospace/Defense (0.6%)
     15,000   AAR Corp.                         465
     12,500   Aviation Sales Co. *              272
     12,500   First Aviation Services, Inc. *   119
     10,000   Kellstrom Industries, Inc. *      150
      5,000   Triumph Group, Inc. *             128
                                            -------
                                              1,134
                                            -------

              Air Freight (0.1%)
      5,000   Atlas Air, Inc. *                 144
      5,000   Kitty Hawk, Inc. *                 84
                                            -------
                                                228
                                            -------

              Auto Parts (0.3%)
     20,100   Aftermarket Technology Corp. *    367
     11,600   Dura Automotive Systems, Inc. *   304
                                            -------
                                                671
                                            -------

              Bank Holding Companies -
                Major Regional (0.3%)
      5,000   Bank United Corp.                 174
      5,775   Columbia Banking Systems, Inc. *  104
     13,500   Hamilton Bancorp, Inc. *          290
                                            -------
                                                568
                                            -------

              Beverages - Alcoholic (0.2%)
     10,000   Robert Mondavi Corp. *            445
                                            -------

              Biotechnology (0.9%)
      5,600   Affymetrix, Inc. *                172
     10,000   Arqule, Inc. *                    185
      5,000   CN Biosciences, Inc. *             79
      5,000   Gilead Sciences, Inc. *           136
     10,000   Human Genome Sciences, Inc. *     387
      6,700   Ilex Oncology, Inc. *              94
      5,000   Med Immune, Inc. *                 78
      2,500   Pharmacopeia, Inc.                 38
     10,000   Protein Design Labs, Inc. *       316
      7,000   SangStat Medical Corp. *          175
                                            -------
                                              1,660
                                            -------

              Broadcasters (0.9%)
      3,500   Argyle Television, Inc. *          82
      7,000   Emmis Broadcasting Corp. *        269
      9,100   Gray Communications
                Systems, Inc. *                 165
     15,000   Heftel Broadcasting Corp. *       742
     10,725   Outdoor Systems, Inc. *           355
      4,800   Univision Communications, Inc. *  173
                                            -------
                                              1,786
                                            -------

              Brokerage Firms (0.1%)
      6,000   Hambrecht & Quist Group *         137
                                            -------

              Building Materials (0.3%)
      5,500   Barnett, Inc. *                   122
     11,200   Diamond Home Services, Inc. *     112
      6,000   Service Experts, Inc. *           169
      6,400   Watsco, Inc.                      186
                                            -------
                                                589
                                            -------

              Chemicals (0.2%)
     20,300   NuCo2,  Inc. *                    330
                                            -------

              Chemicals - Specialty (0.1%)
      6,400   Brunswick Technologies, Inc. *     57
      2,600   Zoltek Companies, Inc. *           81
                                            -------
                                                138
                                            -------

              Communication - Equipment
                Manufacturers (1.1%)
      8,100   ACC Corp. *                       209
      1,100   Advanced Fibre
                Communications, Inc. *           61
     11,000   Aware, Inc. *                     151
     20,000   Datum, Inc. *                     485
      7,500   ODS Networks, Inc.                121
      3,000   Peerless Systems Corp. *           47
      4,000   REMEC, Inc. *                     120
      2,000   Sawtek, Inc. *                     67
     15,000   Shiva Corp. *                     193
      6,500   Spectrian Corp. *                 143
     10,000   ViaSat, Inc. *                    145
     22,300   Yurie Systems, Inc.               368
                                            -------
                                              2,110
                                            -------

              Computer Software & Service (3.0%)
     22,500   Alternative Resources Corp. *     416
     10,000   Arbor Software Corp. *            297
     16,200   Aspect Development, Inc. *        383
      3,482   Avant! Corp.                       80
      8,900   Award Software
                International, Inc. *           120
      5,900   CCC Information Services
                Group, Inc. *                   102
     15,600   Checkfree Corp. *                 273
      7,400   Claremont Technology Group,
               Inc. *                           169
     16,300   Complete Busines Solutions,
               Inc. *                           289
     21,300   Credit Management
                Solutions, Inc. *               224
     10,000   DBT Online *                      452
     16,000   Deltek Systems, Inc. *            224
      5,000   ENVOY Corp. *                     151
     32,500   Geotel Communications Corp. *     431
      1,000   HNC Software, Inc. *               33
      1,300   I2 Technologies, Inc. *            56
      3,400   Indus Group, Inc. *                60
      9,000   Integrated Systems, Inc. *        130
      7,100   Intelligroup, Inc. *               77
      5,100   LHS Group, Inc. *                 170
     15,000   Macrovision Corp. *               189
      5,000   Microware Systems Corp. *          39
      4,000   Pegasystems, Inc. *               114
      4,000   Phoenix International Ltd., Inc. * 83
     12,500   PLATINUM Technology, Inc. *       181
      3,000   Rational Software Corp. *          57
        500   Sapient Corp. *                    22
      2,000   Security Dynamics
                Technologies, Inc. *             74
      5,000   Simulation Sciences, Inc. *        74
      7,000   SRS Labs, Inc. *                   75
      3,100   Technology Modeling
                Associates, Inc. *               37
      7,000   TriTeal Corp. *                    60
      3,000   Wind River Systems, Inc. *        102
     12,000   Wonderware Corp. *                164
     30,000   XcelleNet, Inc. *                 476
      3,000   Xionics Document
                Technologies, Inc. *             42
                                            -------
                                              5,926
                                            -------

              Computer Systems (1.0%)
      7,000   Advanced Digital
                Information Corp.               108
     16,600   CHS Electronics, Inc. *           413
     25,000   Integrated Process
                Equipment Corp. *               459
     30,000   Invision Technologies, Inc. *     431
      6,000   Pomeroy Computer
                Resources, Inc. *               138
     10,000   Sandisk Corp. *                   144
      8,000   SBS Technologies, Inc. *          148
      7,000   Total Control Products, Inc. *     53
                                            -------
                                              1,894
                                            -------

              Cosmetics (0.1%)
      5,000   Carson, Inc. *                     49
                                            -------

              Drugs (0.1%)
      9,000   Kos Pharmaceuticals, Inc. *       269
                                            -------

              Electric Power (0.1%)
      9,200   Calpine Corp. *                   189
                                            -------

              Electrical Equipment (0.3%)
      5,700   Charter Power Systems, Inc.       192
     17,500   Chicago Miniature Lamp, Inc.      420
                                            -------
                                                612
                                            -------

              Electronics - Instrumentation (2.2%)
     13,100   Brooks Automation, Inc. *         226
     12,500   CFM Technologies Inc. *           380
     13,600   Cymer, Inc. *                     721
     17,700   Electroglas, Inc. *               445
     16,000   EMCORE Corp. *                    272
     11,500   Etec Systems, Inc. *              512
     33,500   HMT Technology Corp. *            448
      5,000   IKOS Systems, Inc. *              124
      8,000   Integrated Measurement
                Systems, Inc. *                 134
     15,000   Lecroy Corp. *                    525
     10,000   Photronics, Inc. *                446
      2,400   Speedfam International, Inc. *     87
      6,000   Thermo Optek Corp. *               75
                                            -------
                                              4,395
                                            -------

              Electronics - Semiconductors (1.0%)
      8,500   Benchmarq Microelectronics, Inc.* 171
      5,500   ESS Technology, Inc. *             85
      5,000   Lattice Semiconductors Corp. *    290
     19,500   Sierra Semiconductor Corp. *      471
      3,000   SMART Modular
                Technologies, Inc. *            101
      8,000   TranSwitch Corp. *                 51
      6,000   Triquint Semiconductor, Inc. *    238
      4,500   Vitesse Semiconductor Corp. *     162
     21,000   Zoran Corp. *                     438
                                            -------
                                              2,007
                                            -------

              Finance - Business/Commercial  (0.4%)
      6,000   Leasing Solutions, Inc. *          91
     12,700   Medallion Financial Corp.         222
     10,000   Sirrom Capital Corp.              389
                                            -------
                                                702
                                            -------

              Finance - Consumer (0.5%)
      3,750   Aames Financial Corp.              48
      5,800   ACC Consumer Finance Corp. *       64
      7,500   Central Financial
                Acceptance Corp. *               82
     20,000   FIRSTPLUS Financial
                Group, Inc. *                   510
      9,000   NCO Group, Inc. *                 297
                                            -------
                                              1,001
                                            -------

              Finance - Real Estate (0.2%)
     12,000   IMC Mortgage Co. *                173
     16,500   Southern Pacific Funding Corp. *  231
                                            -------
                                                404
                                            -------

              Foods (0.2%)
      5,500   Odwalla, Inc. *                    73
      8,500   Suiza Foods Corp. *               254
     12,000   UniMark Group, Inc. *              82
                                            -------
                                                409
                                            -------

              Gaming Companies (0.3%)
     11,400   Anchor Gaming *                   484
      3,000   Silicon Gaming, Inc. *             43
                                            -------
                                                527
                                            -------

              Healthcare - HMOs (0.1%)
      3,700   First Commonwealth, Inc. *         68
      5,000   United Dental Care, Inc. *         85
                                            -------
                                                153
                                            -------

              Healthcare - Miscellaneous (0.8%)
      5,000   Advance Paradigm, Inc. *           82
      1,900   Applied Analytical Industries,Inc.*35
      1,100   Enterprise Systems, Inc. *         32
      3,200   Health Systems Design Corp. *      16
      4,000   Medquist, Inc. *                  103
     19,000   PAREXEL International Corp. *     625
      3,000   Pediatrix Medical Group, Inc. *   119
      6,200   Physicians Resource Group, Inc. *  73
      1,600   Quadramed Corp. *                  11
     10,000   Renal Care Group, Inc. *          372
                                            -------
                                              1,468
                                            -------

              Home Furnishings & Appliances (0.1%)
      5,000   Ethan Allen Interiors Inc.        261
                                            -------

              Hospitals (0.2%)
     12,600   National Surgery Centers, Inc. *  485
                                            -------

              Hotel/Motel (0.3%)
      9,000   Bristol Hotel Co. *               330
      5,000   Doubletree Corp. *                224
      5,000   Suburban Lodges of
                America, Inc. *                 105
                                            -------
                                                659
                                            -------

              Household Products (0.1%)
     10,000   USA Detergents, Inc. *            130
                                            -------

              Housing - Manufactured (0.1%)
      2,100   Belmont Homes, Inc. *              17
                                            -------

              Insurance - Property/Casualty (0.1%)
     10,000   Nationwide Financial
                Services, Inc. *                281
                                            -------

              Leisure Time (0.3%)
     15,000   Action Performance
                Companies, Inc. *               361
     10,000   Penn National Gaming, Inc. *      180
      5,500   RockShox, Inc. *                   80
                                            -------
                                                621
                                            -------

              Machinery - Diversified (0.3%)
     21,500   RDO Equipment Co. *               387
     16,000   U. S. Rentals, Inc. *             380
                                            -------
                                                767
                                            -------

              Manufacturing - Diversified
                Industries (0.1%)
      6,900   United States Filter Corp. *      217
                                            -------

              Medical Products & Supplies (1.0%)
      3,000   American Medserve Corp. *          44
      6,000   ArthroCare Corp. *                 46
     10,000   Bionx Implants, Inc. *            160
      5,000   Capstone Pharmacy Services, Inc. * 50
      7,000   Gulf South Medical Supply *       138
      3,000   Heartport, Inc. *                  72
      6,000   Henry Schein, Inc. *              200
     15,000   IDEXX Laboratories, Inc. *        212
      7,100   Marquette Medical Systems, Inc. * 163
     10,000   NCS HealthCare, Inc. *            280
      4,000   Perclose, Inc. *                   93
      8,900   Seamed Corp. *                    157
      5,300   Suburban Ostomy Supply, Inc. *     50
      4,500   Urologix, Inc. *                   75
      7,000   Vertex Pharmaceuticals, Inc. *    283
      3,600   Vitalink Pharmacy Services, Inc. * 69
      5,000   Xomed Surgical Products, Inc. *    81
                                            -------
                                              2,173
                                            -------

              Nursing Care (0.1%)
      5,000   Atria Communities, Inc. *          66
      5,000   Multicare Companies, Inc. *       125
                                            -------
                                                191
                                            -------

              Office Equipment & Supplies  (0.1%)
      3,000   American Pad & Paper Co. *         56
                                            -------

              Oil - Exploration & Production (0.4%)
      2,500   Costilla Energy, Inc. *            31
     10,100   Edge Petroleum, Inc. *            144
      3,900   Nuevo Energy Co. *                170
      7,100   Rutherford-Moran Oil Corp. *      144
      5,000   Stone Energy Corp. *              140
      5,000   Swift Energy Co. *                134
                                            -------
                                                763
                                            -------

              Oil & Gas Drilling (0.6%)
      5,000   Cliffs Drilling Co. *             350
      6,000   Falcon Drilling Co., Inc. *       275
     13,400   Patterson Energy, Inc. *          483
                                            -------
                                              1,108
                                            -------

              Oil Well Equipment & Service (1.1%)
      3,500   Carbo Ceramics, Inc. *             79
     13,200   Halter Marine Group, Inc. *       310
     15,000   Hvide Marine, Inc. "A" *          360
      9,000   Input/Output, Inc. *              160
      9,300   National-Oilwell, Inc. *          450
      8,000   Trico Marine Services, Inc. *     300
     18,000   Varco International, Inc. *       495
      5,000   Veritas DGC, Inc. *               104
                                            -------
                                              2,258
                                            -------

              Paper & Forest Products (0.1%)
      3,100   Amscam Holdings, Inc. *            40
                                            -------

              Pollution Control (0.1%)
     10,000   American Disposal
                Services, Inc. *                200
                                            -------

              Publishing (0.2%)
      7,500   C/NET, Inc. *                     174
      5,500   World Color Press, Inc. *         144
                                            -------
                                                318
                                            -------

              Real Estate (0.2%)
     10,000   Signature Resorts, Inc. *         294
      9,200   Vistana, Inc. *                   109
                                            -------
                                                403
                                            -------

              Real Estate Investment Trusts (0.3%)
      7,500   Alexandria Real Estate
                Equities, Inc. *                165
      5,000   American General
                Hospitality Corp.               129
      5,500   Golf Trust of America, Inc.       150
      7,500   Prentiss Properties Trust         176
                                            -------
                                                620
                                            -------

              Restaurants (0.4%)
      8,100   Einstein/Noah Bagel Corp. *       124
     11,200   Landry's Seafood
                Restaurants, Inc. *             207
      6,300   Papa John's International, Inc. * 201
     10,000   PJ America, Inc. *                170
                                            -------
                                                702
                                            -------

              Retail - Food Chains (0.1%)
      5,000   Dominick's Supermarkets, Inc. *   121
                                            -------

              Retail - General Merchandising (0.1%)
      5,000   Dollar Tree Stores, Inc. *        240
                                            -------

              Retail - Specialty (1.6%)
     10,000   99 Cents Only Stores *            253
      4,500   Abercrombie & Fitch Co. *          78
      3,000   Alrenco, Inc. *                    36
     10,000   Coldwater Creek, Inc. *           170
      3,500   Cross Continent Auto
                Retailers, Inc. *                45
      8,000   Daisytek International Corp. *    252
     12,000   Delia's, Inc. *                   284
      5,000   Eagle Hardware and Garden, Inc.*  120
     20,000   Finish Line, Inc. "A" *           248
      6,300   Gadzooks, Inc. *                  209
      1,900   Garden Botanika, Inc. *            10
     18,000   Garden Ridge Corp. *              218
      7,000   Guitar Center, Inc. *             134
      5,800   Hibbett Sporting Goods, Inc. *    100
     13,250   Just For Feet, Inc. *             260
      5,400   K&G Men's Center, Inc. *           90
      5,000   MSC Industrial Direct Co., Inc. * 178
      8,700   Party City Corp. *                126
      8,000   Paul Harris Stores Inc. *         139
      3,500   Petco Animal Supplies, Inc. *      94
                                            -------
                                              3,044
                                            -------

              Shoes (0.1%)
      7,000   Vans, Inc. *                       88
                                            -------

              Specialized Services (3.2%)
     19,600   Administaff, Inc. *               390
     24,000   Altron, Inc. *                    399
      2,000   American Residential
                Services, Inc. *                 41
      5,100   APAC TeleServices, Inc. *         100
      5,800   Benchmark Electronics, Inc. *     204
      3,300   Caribiner International, Inc. *   214
      5,800   COREStaff, Inc. *                 138
      8,800   Data Processing Resources Corp. * 194
     11,200   Electronic Fab Technology Corp. *  71
     14,200   F.Y.I., Inc. *                    312
      6,000   Fine Host Corp. *                 183
      2,100   Information Management
                Resources, Inc. *                74
      7,700   IntelliQuest Information
                Group, Inc. *                   150
     18,500   International Network Services *  481
     23,000   International Telecommunication
                Data Systems, Inc. *            385
     15,950   Lamar Advertising Co. "A" *       403
      2,600   Lason, Inc. *                      58
      9,400   Mastech Corp. *                   169
      7,500   Merix Corp. *                     122
      4,500   Nova Corp. *                       82
     22,600   Obie Media Corp. *                141
      3,000   Personnel Group of America, Inc. * 91
     15,000   PMT Services, Inc. *              240
      4,700   Precision Response Corp. *        108
      3,000   Prime Service, Inc. *              73
      6,000   RemedyTemp, Inc. "A" *            104
     10,300   Rental Service Corp. *            224
      3,000   Romac International, Inc. *        88
      3,000   SCB Computer Technology, Inc. *    69
      3,900   Snyder Communications, Inc. *     107
      3,200   Staffmark, Inc. *                  60
      5,800   Superior Consultant, Inc. *       175
     15,450   Sykes Enterprises, Inc. *         384
      4,000   Teletech Holdings, Inc. *          92
      6,400   Universal Outdoor Holdings, Inc. *208
      5,000   Wackenhut Corp. "B"                76
      3,000   Whittman-Hart, Inc. *              78
                                            -------
                                              6,488
                                            -------

              Telecommunications (0.6%)
      8,100   Brooks Fiber Properties, Inc. *   209
      4,500   Intermedia Communications of
                Florida, Inc. *                 136
      7,000   IXC Communications, Inc. *        178
      4,500   Pacific Gateway Exchange, Inc. *  119
      7,000   SmartTalk TeleServices, Inc. *     94
     10,000   Tel-Save Holdings, Inc. *         155
      5,000   Telco Communications
                Group, Inc. *                   118
      3,800   Teleport Communications
                Group, Inc. *                   115
                                            -------
                                              1,124
                                            -------

              Telephones (0.3%)
      8,437   Brightpoint, Inc.                 262
      6,000   InterCel, Inc. *                   82
      1,500   McLeod, Inc. *                     36
      3,800   Omnipoint Corp. *                  52
      3,900   Premiere Technologies, Inc. *     104
                                            -------
                                                536
                                            -------

              Textiles (0.2%)
      5,000   Cutter & Buck, Inc. *              66
     19,000   North Face, Inc. *                347
                                            -------
                                                413
                                            -------

              Tobacco (0.1%)
      5,000   General Cigar Holdings, Inc. *    148
                                            -------

              Transportation - Miscellaneous (0.1%)
      5,000   Coach USA, Inc. *                 131
                                            -------

              Truckers (0.3%)
     16,500   Amerco *                          453
      5,000   Heartland Express, Inc. *         109
                                            -------
                                                562
                                            -------

              Miscellaneous (0.2%)
      5,000   Carriage Services, Inc. *          89
     10,000   Equity Corp. International *      240
                                            -------
                                                329
                                            -------

              Total small cap stocks
                (cost: $47,817)              55,295
                                            -------



     Large Cap Stocks (32.2%)
              Airlines (0.3%)
     23,100   Southwest Airlines Co.            595
                                            -------

              Biotechnology (1.7%)
     10,000   Amgen, Inc. *                     669
     20,000   Biogen Inc. *                     664
     55,000   Chiron Corp. *                  1,038
     40,000   Genzyme Corp. *                   955
                                            -------
                                              3,326
                                            -------

              Communication - Equipment
                Manufacturers (3.9%)
     40,000   3Com Corp. *                    1,930
     28,000   Ascend Communications, Inc. *   1,561
     50,000   Cascade Communications Corp. *  1,912
     33,000   Cisco Systems, Inc. *           2,236
                                            -------
                                              7,639
                                            -------

              Computer Software & Service (0.4%)
     20,000   First Data Corp.                  800
                                            -------

              Computer Systems (0.8%)
      4,200   Gateway 2000, Inc. *              279
     20,000   Micron Electronics, Inc. *        304
     10,000   Seagate Technology, Inc. *        406
     10,000   Western Digital Corp. *           541
                                            -------
                                              1,530
                                            -------

              Drugs (2.8%)
     15,000   Ivax Corp. *                      161
     30,000   Mylan Laboratories, Inc.          454
    140,000   Pharmacia & Upjohn, Inc.        4,848
                                            -------
                                              5,463
                                            -------

              Electronics - Instrumentation (1.7%)
     22,000   KLA Instruments Corp. *         1,046
     40,900   Lam Research Corp. *            1,488
     20,200   Teradyne, Inc. *                  828
                                            -------
                                              3,362
                                            -------

              Electronics - Semiconductors (5.3%)
     25,000   Advanced Micro Devices, Inc. *  1,000
      9,066   Analog Devices, Inc. *            243
     26,000   Applied Materials, Inc. *       1,696
      5,000   Intel Corp.                       757
      4,500   LSI Logic Corp. *                 188
     65,200   Micron Technology, Inc.         2,771
     31,500   Motorola, Inc.                  2,091
     10,600   Novellus Systems, Inc. *          868
      8,100   Texas Instruments, Inc.           728
                                            -------
                                             10,342
                                            -------

              Finance - Consumer (0.8%)
     50,000   Advanta Corp.                   1,469
                                            -------

              Gaming Companies (0.3%)
     27,200   International Game Technology     483
                                            -------

              Healthcare - Diversified (0.4%)
      7,100   Warner-Lambert Co.                715
                                            -------

              Manufacturing - Diversified
                Industries (0.5%)
     18,700   Hillenbrand Industries, Inc.      881
                                            -------

              Medical Products & Supplies (2.3%)
     23,100   Bausch & Lomb, Inc.               930
     16,100   Boston Scientific Corp. *         859
     20,000   St. Jude Medical, Inc. *          678
     59,000   United States Surgical Corp.    1,991
                                            -------
                                              4,458
                                            -------

              Oil - Domestic (0.5%)
      6,000   Atlantic Richfield Co.            873
                                            -------

              Oil - Exploration & Production (0.1%)
      3,100   Burlington Resources, Inc.        144
                                            -------

              Oil - International (0.6%)
      9,900   Texaco, Inc.                    1,080
                                            -------

              Oil & Gas Drilling (0.9%)
     25,000   Transocean Offshore, Inc.       1,725
                                            -------

              Oil Well Equipment & Service (2.0%)
     12,800   Baker Hughes, Inc.                480
     20,000   Ensco International, Inc.*        997
     19,300   Halliburton Co.                 1,493
     20,000   Tidewater, Inc.                   843
                                            -------
                                              3,813
                                            -------

              Restaurants (0.8%)
     51,000   Brinker International, Inc. *     707
     20,000   Lone Star Steakhouse
                & Saloon, Inc. *                460
     15,000   Outback Steakhouse, Inc. *        349
                                            -------
                                              1,516
                                            -------

              Retail - Food Chains (0.1%)
      3,000   Great Atlantic & Pacific Tea
                Co., Inc.                        83
                                            -------

              Shoes (0.4%)
     15,000   Nike, Inc. "B"                    855
                                            -------

              Tobacco (3.5%)
     68,300   Philip Morris Co., Inc.         3,005
     95,600   RJR Nabisco Holdings Corp.      3,095
     25,700   UST, Inc.                         733
                                            -------
                                              6,833
                                            -------


              Truckers (2.1%)
     33,500   Caliber System, Inc.            1,072
     59,200   CNF Transportation, Inc.        1,909
     21,100   Consolidated Freightways Corp.*   261
      2,000   Roadway Express, Inc.              38
     32,400   Ryder System, Inc.              1,074
                                            -------
                                              4,354
                                            -------

              Total large cap stocks
                (cost: $53,295)              62,339
                                            -------


PRINCIPAL
AMOUNT                                                             COUPON
(000)                                                              RATE          MATURITY
---------                                                          ------        --------


                              Bonds (19.0%)
     $2,000   Capital One Financial Corporation                    7.25%         12/01/03          1,945
      1,000   Comcast Cable Communications                         8.13           5/01/04          1,017(a)
      1,000   Corporacion Andina De Fomento, Bonds (Venezuela)     7.10           2/01/03            996
      1,000   First Industrial LP                                  7.60           5/15/07            998
      1,000   Fisher Scientific International, Inc.                7.13          12/15/05            974
      1,000   Franchise Finance Corp. of America, Senior Notes     7.00          11/30/00            999
      2,000   Giddings & Lewis, Inc., Notes                        7.50          10/01/05          1,961
      1,000   Great Atlantic & Pacific Tea, Inc., Senior Notes     7.70           1/15/04          1,005
      1,000   Health Care Property Investors, Inc., Senior Notes   6.50           2/15/06            936
      2,000   HUBCO, Inc.                                          8.20           9/15/06          2,061
      1,000   Kmart Corp., Debentures                              7.95           2/01/23            881
      2,000   MacSaver Financial Services, Inc.                    7.40           2/15/02          1,980
      1,000   Merita Bank Ltd., Subordinated Note (Finland)        6.50           1/15/06            947
      1,000   Pulte Corp., Senior Notes                            7.00          12/15/03            975
      1,000   RJR Nabisco, Inc., Notes                             8.00           7/15/01          1,011
      1,000   Security Capital Pacific Trust, Notes                7.15          10/15/03            992
      2,000   Tele-Communications, Inc., Senior Notes              8.25           1/15/03          2,037
      1,000   Time Warner, Inc., Notes                             7.48           1/15/08            988
      1,000   Washington Real Estate Investment Trust, Senior Notes7.25           8/13/06            989
      2,000   WorldCom, Inc.                                       7.55           4/01/04          2,012
      2,064   Government National Mortgage Association             6.50          10/20/25          1,950
      2,457   Government National Mortgage Association             7.00           6/20/26          2,383
      2,973   Government National Mortgage Association             7.50          10/20/26          2,954
      1,965   Government National Mortgage Association             7.50          11/20/26          1,952
      1,953   Government National Mortgage Association             8.00           9/20/26          1,984
                                                                                                  ------
              Total bonds (cost: $37,061)                                                         36,927
                                                                                                  ------


PRINCIPAL                                                                                    MARKET
AMOUNT                                                              COUPON                   VALUE
(000)                    SECURITY                                   RATE          MATURITY   (000)
---------                --------                                   ------        --------   ------

                         Money Market Instrument (0.3%)
      $ 550   Federal National Mortgage Association (cost: $550)    5.52%         6/02/97    $     550
                                                                                             ---------
              Total investments (cost: $171,518)                                             $ 193,506
                                                                                             =========

----------------------
*Non-income producing.



                                 Portfolio Summary By Industry
                                 -----------------------------
                        Healthcare Related                                    12.0%
                        Electronics Related                                   11.4
                        Telecommunications Related                             8.7
                        Oil Related                                            7.9
                        U.S. Government & Agency Issues                        6.1
                        Bank Related                                           5.0
                        Retail Related                                         4.9
                        Tobacco                                                4.2
                        Computer Software & Service                            4.0
                        Specialized Services                                   4.0
                        Real Estate Investment Trusts                          2.9
                        Broadcasters                                           2.8
                        Truckers                                               2.5
                        Computer Systems                                       2.0
                        Finance - Consumer                                     1.3
                        Machine Tools                                          1.2
                        Restaurants                                            1.1
                        Auto Parts                                             1.0
                        Manufacturing - Diversified                            1.0
                        Other                                                 15.8
                                                                              ----
                                                                              99.8%
                                                                              ====


Growth Strategy Fund
Notes to Portfolio of Investments in Securities

May 31, 1997

GENERAL NOTES
Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

The Large Cap Stocks category consists of investments in common stocks of companies with market capitalizations of $1 billion or more at the time of purchase. Small Cap Stocks have market capitalizations of less than $1 billion at the time of purchase.

ADS/ADR -- American Depositary Shares/Receipts are foreign shares held by a U.S. bank which issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

GDS/GDR -- Global Depositary Shares/Receipts are foreign shares held by a non-U.S. bank which issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
(a) Security is exempt from registration under the Securities Act of 1933 and has been determined to be liquid by the Manager. Any resale of this security may occur in an exempt transaction in the United States to a qualified institutional buyer as defined by Rule 144A.


See accompanying notes to financial statements.

Growth Strategy Fund
Statement of Operations
(In Thousands)


May 31, 1997

Net investment income:
   Income (net of foreign taxes withheld of $71):
      Dividends                                                                               $   1,422
      Interest                                                                                    2,234
                                                                                              ---------
         Total income                                                                             3,656
                                                                                              ---------
   Expenses:
      Management fees                                                                               991
      Transfer agent's fees                                                                         393
      Custodian's fees                                                                              220
      Postage                                                                                        23
      Shareholder reporting fees                                                                      8
      Trustees' fees                                                                                  3
      Registration fees                                                                              60
      Audit fees                                                                                     20
      Legal fees                                                                                      3
      Other                                                                                           8
                                                                                              ---------
         Total expenses                                                                           1,729
                                                                                              ---------
            Net investment income                                                                 1,927
                                                                                              ---------
Net realized  and  unrealized  gain on  investments  and  foreign  currency:
   Net realized gain (loss) on:
      Investments                                                                                   955
      Foreign currency transactions                                                                  (4)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                                11,018
      Translation of assets and liabilities in foreign currencies                                    (2)
                                                                                              ---------
            Net realized and unrealized gain                                                     11,967
                                                                                              ---------
Increase in net assets resulting from operations                                              $  13,894
                                                                                              =========



See accompanying notes to financial statements.


Growth Strategy Fund
Statements of Changes in Net Assets
(In Thousands)

Year ended May 31, 1997
and Nine-month period ended May 31, 1996*


                                                                              1997               1996
                                                                              ----               ----
From operations:
   Net investment income                                                  $    1,927          $     389
   Net realized gain on investments                                              955              1,393
   Net realized loss on foreign currency transactions                             (4)                (1)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                             11,018             10,970
      Foreign currency translations                                               (2)             -
                                                                          ----------          ---------
      Increase in net assets resulting from operations                        13,894             12,751
                                                                          ----------          ---------

Distributions to shareholders from:
   Net investment income                                                      (1,215)               (83)
                                                                          ----------          ---------
   Net realized gains                                                         (3,874)             -
                                                                          ----------          ---------

From capital share transactions:
   Proceeds from shares sold                                                 138,121             77,248
   Shares issued for dividends reinvested                                      4,982                 53
   Cost of shares redeemed                                                   (45,175)            (2,781)
                                                                          ----------          ---------
      Increase in net assets from capital share transactions                  97,928             74,520
                                                                          ----------          ---------
Net increase in net assets                                                   106,733             87,188
Net assets:
   Beginning of period                                                        87,188              -
                                                                          ----------          ---------
   End of period                                                          $  193,921          $  87,188
                                                                          ==========          =========

Undistributed net investment income included in net assets:
   Beginning of period                                                    $      338          $   -
                                                                          ==========          =========
   End of period                                                          $    1,057          $     338
                                                                          ==========          =========

Change in shares outstanding:
   Shares sold                                                                11,224              7,082
   Shares issued for dividends reinvested                                        412                  5
   Shares redeemed                                                            (3,679)              (244)
                                                                          ----------          ---------
      Increase in shares outstanding                                           7,957              6,843
                                                                          ==========          =========

* Fund commenced operations September 1, 1995.


See accompanying notes to financial statements.



Growth Strategy Fund
Notes to Financial Statements

May 31, 1997

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of eleven separate funds. The information presented in this annual report pertains only to the Growth Strategy Fund (the Fund). The Fund's investment objective is to seek a high total return, with reduced risk over time, through an asset allocation strategy which emphasizes capital appreciation and gives secondary emphasis to income.

A. Security valuation -- The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value.

4. Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Fund's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

5. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Trustees.

B. Federal taxes -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting for investments in passive foreign investment companies, reclassifications were made to the statement of assets and liabilities at May 31, 1997 to increase accumulated undistributed net investment income by $10,776 and to decrease accumulated net realized gain on investments by $10,776. A similar reclassification was made in 1996 in the amount of $32,948.

C. Investments in securities -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

D. Foreign currency translations -- The assets of the Fund may be invested in the securities of foreign issuers. Since the accounting records of the Fund are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars.

2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

E. Use of estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) Lines of Credit
The Fund participates with other USAA funds in two joint short-term revolving loan agreements totaling $850 million through January 13, 1998, one with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($750 million uncommitted), and one with an unaffiliated bank ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under these agreements, the Fund may borrow up to a maximum of 25% of its total assets, of which only 5% may be borrowed from CAPCO, at the lending institution's borrowing rate plus a markup. The Fund had no borrowings under either of these agreements during the year ended May 31, 1997.

(3)   Distributions
Distributions of net investment income and realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. Overdistribution of net realized gain on investments is a result of capital gain distributions required for federal excise tax purposes, and does not represent a return of capital. Such amounts will be available to offset future capital gains.

Distributions of net investment income of $.0699 per share and short-term capital gains of $.0003 per share, declared and paid in July 1997, are not reflected in the accompanying financial statements.

(4)   Investment Transactions
Purchases and sales/maturities of securities, excluding short-term securities, for the year ended May 31, 1997 were $177,013,636 and $80,258,615, respectively.

Gross unrealized appreciation and depreciation of investments at May 31, 1997 was $27,054,807 and $5,066,341, respectively.

(5)   Foreign Currency Contracts
A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund giving up the opportunity for potential profit.

At May 31, 1997, the terms of open foreign currency contracts were as follows (in thousands):


                                      U.S. Dollar                         U.S. Dollar      Unrealized
  Exchange        Currency to be      Value as of    Currency to be        Value as of    Appreciation
    Date             Delivered          5/31/97         Received             5/31/97     (Depreciation)
    ----            ----------          -------         --------             -------     --------------


   6/02/97         67 U.S. Dollar        $ 67        41 British Pound         $ 67           $  -
   6/02/97         12 U.S. Dollar          12       97 Hong Kong Dollar         12              -
   6/03/97         35 U.S. Dollar          35        21 British Pound           35              -
   6/03/97         88 U.S. Dollar          88        54 British Pound           88              -
   6/03/97         8 U.S. Dollar            8         5 British Pound            8              -
   6/03/97         30 U.S. Dollar          30       50,035 Italian Lira         30              -
   6/03/97         29 U.S. Dollar          29       48,749 Italian Lira         29              -
   6/04/97         8 U.S. Dollar            8         5 British Pound            8              -
   6/04/97         88 U.S. Dollar          88        54 British Pound           88              -
   6/06/97         4 U.S. Dollar            4         2 British Pound            4              -
   6/06/97         52 U.S. Dollar          52        32 British Pound           52              -
   6/09/97         10 U.S. Dollar          10     117 Austrian Schilling         9             (1)
   6/09/97         8 U.S. Dollar            8     114 Austrian Schilling         8              -
   6/09/97         7 U.S. Dollar            7      78 Austrian Schilling         7              -
   6/09/97         17 U.S. Dollar          17     200 Austrian Schilling        17              -
   6/09/97    4,372 Indonesian Rupiah       2          2 U.S. Dollar             2              -
   6/30/97         29 U.S. Dollar          29        167 French Franc           29              -
                                         ----                                 ----           ----
                                         $494                                 $493           $ (1)
                                         ====                                 ====           ====

(6) Transactions with Manager
A. Management fees -- The investment policies of the Fund and management of the Fund's portfolio are carried out by USAA Investment Management Company (the Manager). The Fund's management fees are computed at .75% of its annual average net assets.

B. Transfer agent's fees -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge per shareholder account plus out-of-pocket expenses.

C. Underwriting services -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

D. Brokerage services -- USAA Brokerage Services, a discount brokerage service of the Manager, may execute portfolio transactions for the Fund. The amount of brokerage commissions paid to USAA Brokerage Services during the year ended May 31, 1997 was $10,580.

(7)  Transactions  with Affiliates
Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8)   Financial Highlights
Per share operating performance for a share outstanding throughout each period is as follows:


                                                                         Nine-month
                                               Year Ended               Period Ended
                                                  May 31,                  May 31,
                                                   1997                     1996*
                                                   ----                     -----

Net asset value at
   beginning of period                        $    12.74                 $  10.00
Net investment income                                .15                      .11(b)
Net realized and
   unrealized gain                                   .77                     2.66
Distributions from net
   investment income                                (.12)                    (.03)
Distributions of realized
   capital gains                                    (.44)                    -
                                              ----------                 --------
Net asset value at
   end of period                              $    13.10                 $  12.74
                                              ==========                 ========
Total return (%) **                                 7.73                    27.76
Net assets at end of
   period (000)                               $  193,921                 $ 87,188
Ratio of expenses to
   average net assets (%)                           1.31                     1.66(a)
Ratio of net investment
   income to average
   net assets (%)                                   1.46                     1.34(a)
Portfolio turnover (%)                             62.50                    40.21
Average commission rate paid per share +      $    .0197                 $  .0072



  * Fund commenced operations September 1, 1995.
 ** Assumes  reinvestment of all dividend income and capital gain  distributions during the period.
  + Calculated by aggregating all commissions paid on the purchase and sale of securities and dividing by the actual number of shares purchased or sold for which commissions were charged.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Calculated using weighted average shares.